Significant components of Company's net deferred tax assets and liability (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforwards	$ 3,761	$ 773
Stock-based compensation	0	73
Property and equipment	17	63
Allowance for doubtful accounts	0	40
Earnout in connection with the sales of business units	0	4,563
Other accruals	52	585
Total gross deferred tax assets	3,830	6,097
Less: valuation allowance	(3,830)	(6,097)
Deferred tax assets, net	$ 0	$ 0